Fixed Assets (Details Narrative) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 21, 2023 USD ($)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Total consideration		$ 1,204,000	$ 813,000
Assumption of debt		0	196,317		$ 0
Advances for vessels under construction		0	279,783		0
Advances paid		1,200,981	451,598		24,782
Loan interest cost capitalized		$ 19,077	269		$ 0
Vessels under credit facilities provided as collateral [Member]
Property, Plant and Equipment [Line Items]
Number of vessels as collateral		4
Vessels Net		$ 885,068
Vessels under sale and lease back agreements for which the title of ownership is held by the relevant lender [Member]
Property, Plant and Equipment [Line Items]
Vessels Net		$ 2,140,557
Number of vessels financed through Sale and Lease Back Agreement		10
M/V Amore Mio | Umbrella Agreement [Member]
Property, Plant and Equipment [Line Items]
Total consideration				$ 338,000
Assumption of debt				196,317
Advances for vessels under construction				141,683
Vessels' Improvements [Member]
Property, Plant and Equipment [Line Items]
Vessel improvement costs capitalized		$ 141	357
Advances paid		137	242
M/V Cape Agamemnon [Member]
Property, Plant and Equipment [Line Items]
Agreed to sell date	June 2023
Sale price agreed in Memorandum of Agreement	$ 22,000
Other Asset Impairment Charges	$ 11,157
Delivery Date to the new owners	November 7, 2023
Gas Vessels [Member]
Property, Plant and Equipment [Line Items]
Advances paid		128,250
Remaining Vessels [Member]
Property, Plant and Equipment [Line Items]
Advances paid		101,100
Gas Vessels And Remaining Vessels [Member]
Property, Plant and Equipment [Line Items]
Initial expenses		20,571
Loan interest cost capitalized		19,077	269
Remaining vessels [Member] | Vessel SPAs' [Member]
Property, Plant and Equipment [Line Items]
Advances for vessels under construction				$ 138,100
Initial expenses			2,269
LNG/C AxiosII LNG/C Assos LNG/C Apostolos LNG/C Aktoras | Umbrella Agreement [Member]
Property, Plant and Equipment [Line Items]
Transfers to vessels		$ 120,400
M V Buenaventura Express L N G C Asterix I M V Itajai Express Master Agreement [Member]
Property, Plant and Equipment [Line Items]
Transfers to vessels			$ 24,000